Stockholders Equity (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted stock issued		2,250
Options granted to officers	2,005,500		2,250
Vested options		6,789
Unrecognized stock compensation expense		$ 12,000
Unrecognized stock compensation expense term in years		2 years 10 months 24 days
Board of Directors [Member]
Options granted to officers		5,487
Officer [Member]
Options granted to officers		2,250